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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number: 1
    This Amendment (Check only one.):  [  ]     is a restatement.
                                       [   ]   adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital LLC
Address: 2 Jericho Plaza
         Jericho, NY 11753


Form 13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686

Signature, Place, and Date of Signing:

         /s/Allen Jebsen         Jericho, New York     2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)













































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $224,000
                                            [thousands]


List of Other Included Managers:  None







































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

                                                   FORM 13F INFORMATION TABLE
                                                     AS OF DECEMBER 31, 2000

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5          COLUMN 6        COLUMN 7         COLUMN 8
   ---------       --------      --------   --------  --------          ---------       --------         --------
                                                                                                  VOTING AUTHORITY (SHARES)

                                             VALUE    SHRS  OR    SH/    INVESTMENT     OTHER     SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  CUSIP     (X$1000)  PRN   AMT   PRN    DISCRETION     MGR.       (A)      (B)       (C)
--------------    -------------   ------  ----------- ---------   ---    ---------      ------    ------  -------   ------

360 Networks Inc.
  (TSIX)              Common    88575T2056       144    11,295     SH       SOLE                    11,295
Abbott Labs. (ABT)    Common    002824100     12,157   250,964     SH       SOLE                   250,964
Akai Holdings Ltd.
  (Semi Tech Global)  ORD       G8020P-10-6        5 1,540,000     SH       SOLE                 1,540,000
Allianz A.G. Regd.
  NPV (ALLZF)         Reg.      DE0008404005     862     2,400     SH       SOLE                     2,400
Alza Corp. (AZA)      Common    022615108        213     5,000     SH       SOLE                     5,000
American Express Co.
  (AXP)               Common    025816109        346     6,300     SH       SOLE                     6,300
American Standard
  (ASD)               Common    029712106       1972    40,000     SH       SOLE                    40,000
Amvescap PLC          ORD       GB0001282697     261    12,699     SH       SOLE                    12,699
Anderson GRP Inc.
  (ANDR)              Common    0335011070       930   125,001     SH       SOLE                            125,001
Apple Computer Inc.
  (APPL)              Common    037833100      1,860   125,000     SH       SOLE                   125,000
AT&T Corp. (T)        Common    001957109        976    56,600     SH       SOLE                    56,600
Charles Schwab Corp.
  (SCH)               Common    808513105     44,982 1,584,984     SH       SOLE                 1,584,984
Citigroup Inc. (C)    Common    172967101     16,254   318,337     SH       SOLE                   318,337
City Developments     Common    SGIR89002252     186    40,000     SH       SOLE                    40,000
CMGI Inc. (CMGI)      Common    125750109        224    40,000     SH       SOLE                    40,000
DaimlerChrysler AG
  (DCX)               Common    DE0007100000  10,704   259,817     SH       SOLE                   259,817
Deutsche Bank ADR
  (DTBKY)             ADR       251525309        581     6,925     SH       SOLE                     6,925
Deutsche Bank Ord
  (DBKNF)             ORD       DE0005140008   8,702   103,442     SH       SOLE                   103,442
Doubleclick, Inc.
  (DCLK)              Common    258609304        825    75,000     SH       SOLE                    75,000
Dresdner Finance BV   Warrants  DE0008046251     433    22,700     SH       SOLE                    19,700
Estee Lauder Cos.
  Inc. CL A           Class A   518439104      1,402    32,000     SH       SOLE                    32,000
Gillette Co. (G)      Common    375766102      4,495   124,400     SH       SOLE                   124,400
Goldman Sachs Group,


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  Inc.                Common    38141G104     42,631   398,641     SH       SOLE                   398,641
Intel Corp. (INTC)    Common    458140100        824    27,400     SH       SOLE                    27,400
Intl. Business Machs
  Corp. (IBM)         Common    459200100        995    11,703     SH       SOLE                    11,703
Iregent.com Ltd.      Warrants  KYG747871211   0.048    24,000     SH       SOLE                    24,000
Iregent.com Ltd.      Common    KYG747871054       5   120,000     SH       SOLE                   120,000
Kimberly Clark (KMB)  Common    494368103      3,535    50,000     SH       SOLE                    50,000
Lernout & Hauspie
  Speech Prodts N.V.  Nasdaq    B5628B-10-4       15    20,000     SH       SOLE                    20,000
Lilly, Eli & Co.
  (LLY)               Common    532457108      6,138    65,958     SH       SOLE                    65,958
Loewen Group          Common    54042L-10-0      0.3    15,000     SH       SOLE                    15,000
Lucent Technologies
  Inc. (LU)           Common    549463107      2,652   196,433     SH       SOLE                   196,433
McDonald's Corp.
  (MCD)               Common    580135101      1,020    30,000     SH       SOLE                    30,000
Merck  Co. Inc.
  (MRK)               Common    589331107      3,764    40,200     SH       SOLE                    40,200
Merrill Lynch & Co.
  Inc. (MER)          Common    590188108      6,848   100,418     SH       SOLE                   100,418
Metro Alli. Hldg.
  N/c Fr Marsman &
  Co. Inc. B          Class B   PHY5853S1161       8   750,000     SH       SOLE                   750,000
Morgan Stnly Dean
  Witter (MWD)        Common    617446448      1,768    22,306     SH       SOLE                    22,306
Motorola Inc. (MOT)   Common    620076109      5,436   268,453     SH       SOLE                   268,453
Multex.Com            Common    625367107        133    10,000     SH       SOLE                    10,000
Netro (NTRO)          Common    64114R109        208    30,000     SH       SOLE                    30,000
Nokia Corp. Spon
  Adr (NOK)           ADR       654902204        383     8,800     SH       SOLE                     8,800
Openwave Sys Inc.
  (OPWV)              Common    683718100        620    12,941     SH       SOLE                    12,941
Pfizer (PFE)          Common    717081103      1,408    30,601     SH       SOLE                    30,601
Philip Morris Cos.
  Inc. (MO)           Common    718154107      1,824    41,450     SH       SOLE                    41,450
Porsche AG Non Vtg
  PFD F (PSEPF)       Preferred DE0006937733   1,109       340     SH       SOLE                       340
RCN Corp. (RCNC)      Common    749361101      4,202   665,900     SH       SOLE                   665,900
S1 Corp. (SONE)       Common    78463B101        105    20,000     SH       SOLE                    20,000
Safeway Inc. (SWY)    Common    786514208      1,250    20,000     SH       SOLE                    20,000
Sony Corp. Adr New
  (SNE)               ADR       835699307      8,947   128,732     SH       SOLE                   128,732
Steinway Musical
  Instruments (LVB)   Common    858495104     13,492   752,090     SH       SOLE                   752,090
Sun Microsystems Inc.
  (SUNW)              Common    866810104        474    17,000     SH       SOLE                    17,000
Texas Instruments
  Inc. (TXN)          Common    882508104      3,231    68,200     SH       SOLE                    68,200
Viacom Inc. (VIA/B)   Class B   925524308      1,775    37,975     SH       SOLE                    37,975




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Vodafone Airtouch
  Adr F (VOD)         ADR       92857T107        358    10,000     SH       SOLE                    10,000
Voicestream Wireless
  Corp.               Common    928615103        503     5,000     SH       SOLE                     5,000
Yahoo! Inc. (YHOO)    Common    984332106        301    10,000     SH       SOLE                    10,000

                                TOTAL        224,419
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